FINANCIAL INSTRUMENTS - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 140,908
Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	259,078	$ 256,656
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial Liabilities	84,746
Accounts payable and accrued liabilities | Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	84,746	72,076
Finance leases
Disclosure of financial liabilities [line items]
Financial Liabilities	42,267
Finance leases | Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	38,575	28,034
Convertible unsecured debentures | Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	0	84,961
Warrant investments | At fair value through profit or loss
Disclosure of financial assets [line items]
Financial Assets	12,754	0
Cash | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	231,596	234,898
Restricted cash | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	22,193	20,042
Accounts receivable (not including sales taxes) | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	5,289	1,716
Investments in equity securities of public and private companies | Available for sale, measured at fair value through Other Comprehensive Income
Disclosure of financial assets [line items]
Financial Assets	$ 100,109	$ 5,885